Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock
Supplement to the
Fidelity® New York Municipal Income Fund
Class A, Class M, Class C, Class I, and Class Z
April 1, 2023
Prospectus
Effective March 1, 2024, the fund’s management contract was amended to incorporate administrative services previously covered under separate services agreements. The amended contract incorporates a management fee rate that may vary by class. The Adviser or an affiliate pays certain expenses of managing and operating the fund out of each class’s management fee.
The following information replaces similar information found in the “Fund Summary” section under the “Fee Table” heading.
Annual Operating Expenses
(expenses that you pay each year as a % of the value of your investment)

	Class A	Class M	Class C	Class I	Class Z

Management fee	0.49% A,B	0.45% A,B	0.44% A,B	0.51% A,B	0.40% A,B

Distribution and/or Service (12b‑1) fees	0.25%	0.25%	1.00%	None	None

Other expenses	0.01% B	0.01% B	0.02% B	0.01% B	0.01% B

Total annual operating expenses	0.75%	0.71%	1.46%	0.52%	0.41%
A The management fee covers administrative services previously provided under separate services agreements with the fund, for which 0.17% for Class A, 0.12% for Class M, 0.12% for Class C, 0.18% for Class I, and 0.07% for Class Z was previously charged under the services agreements.
B Adjusted to reflect current fees.

	Class A		Class M		Class C		Class I		Class Z
	Sell All Shares	Hold Shares	Sell All Shares	Hold Shares	Sell All Shares	Hold Shares	Sell All Shares	Hold Shares	Sell All Shares	Hold Shares
1 year	$ 474	$ 474	$ 470	$ 470	$ 249	$ 149	$ 53	$ 53	$ 42	$ 42
3 years	$ 630	$ 630	$ 618	$ 618	$ 462	$ 462	$ 167	$ 167	$ 132	$ 132
5 years	$ 800	$ 800	$ 779	$ 779	$ 797	$ 797	$ 291	$ 291	$ 230	$ 230
10 years	$ 1,293	$ 1,293	$ 1,247	$ 1,247	$ 1,553	$ 1,553	$ 653	$ 653	$ 518	$ 518
Supplement to the
Fidelity® New York Municipal Income Fund
April 1, 2023
Prospectus
Effective March 1, 2024, the fund’s management contract was amended to incorporate administrative services previously covered under separate services agreements. The amended contract incorporates a management fee rate that may vary by class. The Adviser or an affiliate pays certain expenses of managing and operating the fund out of each class’s management fee.
The following information replaces similar information found in the “Fund Summary” section under the “Fee Table” heading.
Annual Operating Expenses
(expenses that you pay each year as a % of the value of your investment)

Management fee	0.43% A,B

Distribution and/or Service (12b‑1) fees	None

Other expenses	0.01% B

Total annual operating expenses	0.44%
A The management fee covers administrative services previously provided under separate services agreements with the fund, for which 0.10% was previously charged under the services agreements.
B Adjusted to reflect current fees.

1 year	$ 45

3 years	$ 141

5 years	$ 246

10 years	$ 555

A M C I Z | Fidelity New York Municipal Income Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock
Supplement to the
Fidelity® New York Municipal Income Fund
Class A, Class M, Class C, Class I, and Class Z
April 1, 2023
Prospectus
Effective March 1, 2024, the fund’s management contract was amended to incorporate administrative services previously covered under separate services agreements. The amended contract incorporates a management fee rate that may vary by class. The Adviser or an affiliate pays certain expenses of managing and operating the fund out of each class’s management fee.
The following information replaces similar information found in the “Fund Summary” section under the “Fee Table” heading.
Annual Operating Expenses
(expenses that you pay each year as a % of the value of your investment)

	Class A	Class M	Class C	Class I	Class Z

Management fee	0.49% A,B	0.45% A,B	0.44% A,B	0.51% A,B	0.40% A,B

Distribution and/or Service (12b‑1) fees	0.25%	0.25%	1.00%	None	None

Other expenses	0.01% B	0.01% B	0.02% B	0.01% B	0.01% B

Total annual operating expenses	0.75%	0.71%	1.46%	0.52%	0.41%
A The management fee covers administrative services previously provided under separate services agreements with the fund, for which 0.17% for Class A, 0.12% for Class M, 0.12% for Class C, 0.18% for Class I, and 0.07% for Class Z was previously charged under the services agreements.
B Adjusted to reflect current fees.

	Class A		Class M		Class C		Class I		Class Z
	Sell All Shares	Hold Shares	Sell All Shares	Hold Shares	Sell All Shares	Hold Shares	Sell All Shares	Hold Shares	Sell All Shares	Hold Shares
1 year	$ 474	$ 474	$ 470	$ 470	$ 249	$ 149	$ 53	$ 53	$ 42	$ 42
3 years	$ 630	$ 630	$ 618	$ 618	$ 462	$ 462	$ 167	$ 167	$ 132	$ 132
5 years	$ 800	$ 800	$ 779	$ 779	$ 797	$ 797	$ 291	$ 291	$ 230	$ 230
10 years	$ 1,293	$ 1,293	$ 1,247	$ 1,247	$ 1,553	$ 1,553	$ 653	$ 653	$ 518	$ 518

Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Operating Expenses (expenses that you pay each year as a % of the value of your investment)
Expenses Restated to Reflect Current [Text]	rr_ExpensesRestatedToReflectCurrent	Adjusted to reflect current fees.
A M C I Z | Fidelity New York Municipal Income Fund | Class A
Risk/Return:	rr_RiskReturnAbstract
Management fee	rr_ManagementFeesOverAssets	0.49%	[1],[2]
Distribution and/or Service (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other expenses	rr_OtherExpensesOverAssets	0.01%	[1]
Total annual operating expenses	rr_ExpensesOverAssets	0.75%
1 year	rr_ExpenseExampleYear01	$ 474
3 years	rr_ExpenseExampleYear03	630
5 years	rr_ExpenseExampleYear05	800
10 years	rr_ExpenseExampleYear10	1,293
1 year	rr_ExpenseExampleNoRedemptionYear01	474
3 years	rr_ExpenseExampleNoRedemptionYear03	630
5 years	rr_ExpenseExampleNoRedemptionYear05	800
10 years	rr_ExpenseExampleNoRedemptionYear10	$ 1,293
A M C I Z | Fidelity New York Municipal Income Fund | Class M
Risk/Return:	rr_RiskReturnAbstract
Management fee	rr_ManagementFeesOverAssets	0.45%	[1],[2]
Distribution and/or Service (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other expenses	rr_OtherExpensesOverAssets	0.01%	[1]
Total annual operating expenses	rr_ExpensesOverAssets	0.71%
1 year	rr_ExpenseExampleYear01	$ 470
3 years	rr_ExpenseExampleYear03	618
5 years	rr_ExpenseExampleYear05	779
10 years	rr_ExpenseExampleYear10	1,247
1 year	rr_ExpenseExampleNoRedemptionYear01	470
3 years	rr_ExpenseExampleNoRedemptionYear03	618
5 years	rr_ExpenseExampleNoRedemptionYear05	779
10 years	rr_ExpenseExampleNoRedemptionYear10	$ 1,247
A M C I Z | Fidelity New York Municipal Income Fund | Class C
Risk/Return:	rr_RiskReturnAbstract
Management fee	rr_ManagementFeesOverAssets	0.44%	[1],[2]
Distribution and/or Service (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	1.00%
Other expenses	rr_OtherExpensesOverAssets	0.02%	[1]
Total annual operating expenses	rr_ExpensesOverAssets	1.46%
1 year	rr_ExpenseExampleYear01	$ 249
3 years	rr_ExpenseExampleYear03	462
5 years	rr_ExpenseExampleYear05	797
10 years	rr_ExpenseExampleYear10	1,553
1 year	rr_ExpenseExampleNoRedemptionYear01	149
3 years	rr_ExpenseExampleNoRedemptionYear03	462
5 years	rr_ExpenseExampleNoRedemptionYear05	797
10 years	rr_ExpenseExampleNoRedemptionYear10	$ 1,553
A M C I Z | Fidelity New York Municipal Income Fund | Class I
Risk/Return:	rr_RiskReturnAbstract
Management fee	rr_ManagementFeesOverAssets	0.51%	[1],[2]
Distribution and/or Service (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	none
Other expenses	rr_OtherExpensesOverAssets	0.01%	[1]
Total annual operating expenses	rr_ExpensesOverAssets	0.52%
1 year	rr_ExpenseExampleYear01	$ 53
3 years	rr_ExpenseExampleYear03	167
5 years	rr_ExpenseExampleYear05	291
10 years	rr_ExpenseExampleYear10	653
1 year	rr_ExpenseExampleNoRedemptionYear01	53
3 years	rr_ExpenseExampleNoRedemptionYear03	167
5 years	rr_ExpenseExampleNoRedemptionYear05	291
10 years	rr_ExpenseExampleNoRedemptionYear10	$ 653
A M C I Z | Fidelity New York Municipal Income Fund | Class Z
Risk/Return:	rr_RiskReturnAbstract
Management fee	rr_ManagementFeesOverAssets	0.40%	[1],[2]
Distribution and/or Service (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	none
Other expenses	rr_OtherExpensesOverAssets	0.01%	[1]
Total annual operating expenses	rr_ExpensesOverAssets	0.41%
1 year	rr_ExpenseExampleYear01	$ 42
3 years	rr_ExpenseExampleYear03	132
5 years	rr_ExpenseExampleYear05	230
10 years	rr_ExpenseExampleYear10	518
1 year	rr_ExpenseExampleNoRedemptionYear01	42
3 years	rr_ExpenseExampleNoRedemptionYear03	132
5 years	rr_ExpenseExampleNoRedemptionYear05	230
10 years	rr_ExpenseExampleNoRedemptionYear10	$ 518
Fidelity New York Municipal Income Fund | Fidelity New York Municipal Income Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock
Supplement to the
Fidelity® New York Municipal Income Fund
April 1, 2023
Prospectus
Effective March 1, 2024, the fund’s management contract was amended to incorporate administrative services previously covered under separate services agreements. The amended contract incorporates a management fee rate that may vary by class. The Adviser or an affiliate pays certain expenses of managing and operating the fund out of each class’s management fee.
The following information replaces similar information found in the “Fund Summary” section under the “Fee Table” heading.
Annual Operating Expenses
(expenses that you pay each year as a % of the value of your investment)

Management fee	0.43% A,B

Distribution and/or Service (12b‑1) fees	None

Other expenses	0.01% B

Total annual operating expenses	0.44%
A The management fee covers administrative services previously provided under separate services agreements with the fund, for which 0.10% was previously charged under the services agreements.
B Adjusted to reflect current fees.

1 year	$ 45

3 years	$ 141

5 years	$ 246

10 years	$ 555

Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Operating Expenses (expenses that you pay each year as a % of the value of your investment)
Expenses Restated to Reflect Current [Text]	rr_ExpensesRestatedToReflectCurrent	Adjusted to reflect current fees.
Fidelity New York Municipal Income Fund | Fidelity New York Municipal Income Fund | Fidelity New York Municipal Income Fund
Risk/Return:	rr_RiskReturnAbstract
Management fee	rr_ManagementFeesOverAssets	0.43%	[1],[3]
Distribution and/or Service (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	none
Other expenses	rr_OtherExpensesOverAssets	0.01%	[1]
Total annual operating expenses	rr_ExpensesOverAssets	0.44%
1 year	rr_ExpenseExampleYear01	$ 45
3 years	rr_ExpenseExampleYear03	141
5 years	rr_ExpenseExampleYear05	246
10 years	rr_ExpenseExampleYear10	$ 555

[1]	Adjusted to reflect current fees.
[2]	The management fee covers administrative services previously provided under separate services agreements with the fund, for which 0.17% for Class A, 0.12% for Class M, 0.12% for Class C, 0.18% for Class I, and 0.07% for Class Z was previously charged under the services agreements.
[3]	The management fee covers administrative services previously provided under separate services agreements with the fund, for which 0.10% was previously charged under the services agreements.